ACCOUNTING CHANGES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	$ 17
Accounting Standards Update 2016-02 | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		$ 606
Operating lease liabilities		$ 600
Accounting Standards Update 2016-16 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment for adoption of new accounting pronouncement			$ 95